Employee Compensation - Share-Based Compensation - Summary of Ranges of Values used for each Option Pricing Assumption (Detail)	6 Months Ended
	Apr. 30, 2021 yr $ / shares	Apr. 30, 2020 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	4.90%	4.30%
Expected share price volatility		15.40%
Risk-free rate of return	1.00%
Exercise price | $ / shares	$ 97.14	$ 101.47
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected share price volatility	20.60%
Risk-free rate of return		1.90%
Expected period until exercise (in years)	6.5	6.5
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected share price volatility	20.70%
Risk-free rate of return		2.00%
Expected period until exercise (in years)	7.0	7.0